United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on November 14, 2006

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$244,194,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Altria Group Inc	com	02209s103	206	2,685	SH		sole		2,685	0	0
BP Amoco PLC	com	055622104	222	3,379	SH		sole		3,379	0	0
General Electric Co.	com	369604103	294	8,325	SH		sole		8,325	0	0
Pepsico Inc	com	713448108	487	7,465	SH		sole		7,465	0	0
Avis Budget Group Inc	com	053774105	987	53,937	SH		sole		53,937	0	0
Exxon Mobil Corp	com	30231g102	1,310	19,525	SH		sole		19,525	0	0
Abbott Laboratories	com	002824100	1,975	40,664	SH		sole		40,664	0	0
Wyeth	com	983024100	2,705	53,197	SH		sole		53,197	0	0
Wyndham Worldwide	com	98310w108	3,074	109,889	SH		sole		109,889	0	0
Bristol Myers Squibb	com	110122108	3,992	160,175	SH		sole		160,175	0	0
American Int'l Group	com	026874107	4,465	67,393	SH		sole		67,393	0	0
American Express Co	com	025816109	4,563	81,370	SH		sole		81,370	0	0
Mercury General Corp	com	589400100	4,811	96,985	SH		sole		96,985	0	0
TJX Companies Inc	com	872540109	4,844	172,826	SH		sole		172,826	0	0
MBIA Inc	com	55262c100	4,914	79,975	SH		sole		79,975	0	0
Realogy Corp	com	75605e100	4,955	218,465	SH		sole		218,465	0	0
Dell Computer	com	24702r101	4,966	217,433	SH		sole		217,433	0	0
Forest Laboratories Inc	com	345838106	5,045	99,680	SH		sole		99,680	0	0
Fairfax Financial 	com	303901102	5,291	40,665	SH		sole		40,665	0	0
Freddie Mac	com	313400301	5,425	81,781	SH		sole		81,781	0	0
CA Inc.	com	12673p105	5,773	243,690	SH		sole		243,690	0	0
Tyco Intl Ltd	com	902124106	6,151	219,757	SH		sole		219,757	0	0
Home Depot Inc	com	437076102	6,180	170,402	SH		sole		170,402	0	0
Time Warner Inc	com	887317105	6,239	342,256	SH		sole		342,256	0	0
Coca-Cola Co.	com	191216100	6,433	143,988	SH		sole		143,988	0	0
Merck & Company	com	589331107	7,230	172,555	SH		sole		172,555	0	0
Marsh & McLennan Co.	com	571748102	7,251	257,567	SH		sole		257,567	0	0
Allstate Corp	com	020002101	7,770	123,869	SH		sole		123,869	0	0
Berkshire Hathaway 	com	084670207	8,821	2,779	SH		sole		2,779	0	0
FNMA	com	313586109	8,845	158,196	SH		sole		158,196	0	0
Apollo Group Inc	com	037604105	9,447	191,865	SH		sole		191,865	0	0
Sysco Corp.	com	871829107	9,888	295,605	SH		sole		295,605	0	0
Career Education Corp	com	141665109	9,897	440,055	SH		sole		440,055	0	0
Intel Corp	com	458140100	9,933	482,878	SH		sole		482,878	0	0
Microsoft Corp	com	594918104	10,079	368,536	SH		sole		368,536	0	0
Wal-Mart Stores	com	931142103	10,082	204,412	SH		sole		204,412	0	0
Johnson & Johnson	com	478160104	10,548	162,422	SH		sole		162,422	0	0
Comcast Corp	com	20030n200	11,063	300,545	SH		sole		300,545	0	0
Anheuser-Busch Cos Inc	com	035229103	13,376	281,537	SH		sole		281,537	0	0
Pfizer, Inc.	com	717081103	14,659	516,907	SH		sole		516,907	0	0